Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended		126 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (18,927)	$ (16,929)	$ (217,713)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	267	456	23,875
Change in fair value of embedded derivative and derivative liability	3,088	(944)	2,144
Change in fair value of warrant liability	(8,333)	(1,277)	(26,108)
Charge related to lease liability	665	165	2,535
Loss on disposition of property and equipment	0	0	119
Impairment of property and equipment	0	0	7,371
Amortization of net discount on short-term investments	0	0	(149)
Noncash interest expense	6,426	1,614	10,588
Noncash rent expense	3	7	227
Stock-based compensation expense	513	566	6,258
Changes in operating assets and liabilities:
Prepaid expenses and other assets	21	(1,070)	(2,677)
Accounts payable	206	(252)	824
Accrued expenses and other	(1,082)	(1,797)	(116)
Net cash used in operating activities	(17,153)	(19,461)	(192,822)
Cash flows from investing activities:
Purchases of short-term investments	0	0	(324,508)
Change in restricted cash	1,000	(1,000)	0
Sales and redemptions of short-term investments	0	6,066	324,657
Cash paid for property and equipment	(106)	(48)	(31,828)
Proceeds from the sale of property and equipment	0	0	11
Net cash provided by (used in) investing activities	894	5,018	(31,668)
Cash flows from financing activities:
Proceeds from sale of redeemable convertible preferred stock, net	0	0	139,960
Proceeds from sales of common stock and warrants, net	271	5	55,193
Repurchases of common stock	0	0	(94)
Proceeds from Celgene Collaboration and Option Agreement and Right of First Negotiation Agreement, net of expenses	14,656	0	14,656
Proceeds from long-term debt and warrants, net of issuance costs	17,585	14,196	71,298
Payments on long-term debt	(2,279)	(1,466)	(35,013)
Net cash provided by financing activities	30,233	12,735	246,000
Net (decrease) increase in cash and cash equivalents	13,974	(1,708)	21,510
Cash and cash equivalents, beginning of period	7,536	9,244	0
Cash and cash equivalents, end of period	$ 21,510	$ 7,536	$ 21,510